Regulatory and Net Capital Requirements (FY)	12 Months Ended
Dec. 31, 2020
Brokers and Dealers [Abstract]
Regulatory and Net Capital Requirements
22. Regulatory and Net Capital Requirements

As a registered broker-dealer, GRV Securities LLC (“GSLLC”), a wholly-owned subsidiary of the Company, is subject to the SEC’s Uniform Net Capital Rule (“Rule 15c3-1”), which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, as defined, shall not exceed 15 to 1. GSLLC is required to maintain minimum net capital equal to the greater of $5 thousand or 62/3% of aggregate indebtedness, as defined.

At December 31, 2020, GSLLC had net capital, as defined under Rule 15c3-1, of $1.0 million and excess net capital of $1.0 million. The ratio of aggregate indebtedness to net capital was .22 to 1.

Although GSLLC does not claim exemption from the Rule 15c3‐3 of the Securities and Exchange Commission, it does not transact a business in securities with, or for, any person defined as a “customer” pursuant to Rule 17a‐5(c)(4) and does not carry margin accounts, credit balances, or securities for any person defined as a “customer” pursuant to Rule 17a‐5(c)(4).

As a registered securities firm in Japan and in accordance with the Securities and Exchange Law, GCM Investments Japan K.K. (“GIJKK”), a wholly-owned subsidiary of the Company, is subject to the capital adequacy rule of the Financial Services Agency. This rule requires the maintenance of a capital adequacy percentage, which is defined as the percentage of adjusted capital to a quantified total of business risk, of not less than 120%. Adjusted capital is defined as net worth (which includes shareholders’ equity, net unrealized gains and losses on securities held, reserves and subordinated debts) less illiquid assets. Under this rule, there are no restrictions on the operations of GIJKK provided that the resulting net capital adequacy percentage exceeds 120%. As of December 31, 2020, the capital adequacy percentage of GIJKK was 447.1%.

As a firm licensed to carry on the regulated activities of dealing in securities and advising in securities under the Securities and Futures Ordinance, GCM Investments Hong Kong Limited (“GCMHK”), a wholly-owned subsidiary of the Company, is required to maintain minimum liquid capital of HKD 3.0 million (approximately $387 thousand as of December 31, 2020). As of December 31, 2020, GCMHK had liquid capital of HKD 20.3 million (approximately $2.6 million).